As filed with the Securities and Exchange Commission on April 2, 2007


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21315

                    NEUBERGER BERMAN REALTY INCOME FUND INC.
                    ----------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                    Neuberger Berman Realty Income Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


                                                                                      NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Realty Income Fund Inc.
-----------------------------------------------

NUMBER OF SHARES                               MARKET VALUE(+)    NUMBER OF SHARES                               MARKET VALUE(+)
                                              ($000'S OMITTED)                                                  ($000'S OMITTED)
COMMON STOCKS (105.4%)                                                461,379  Brandywine Realty Trust               16,084
                                                                      408,700  Highwoods Properties                  17,860
APARTMENTS (13.5%)                                                    341,000  HRPT Properties Trust                  4,440
    502,800  Apartment Investment &                                   260,900  Kilroy Realty                         22,656
              Management                          31,490               18,900  Mack-Cali Realty                       1,052
    410,500  Archstone-Smith Trust                25,948              935,400  Maguire Properties                    40,643
    458,800  Camden Property Trust                35,970                                                         ----------
    253,100  Education Realty Trust                3,804                                                            139,057
    171,100  Home Properties                      11,000          OFFICE - INDUSTRIAL (1.8%)
                                              ----------              272,200  Liberty Property Trust                14,084
                                                 108,212
COMMERCIAL SERVICES (8.7%)                                        REGIONAL MALLS (8.2%)
    442,000  Capital Trust                        21,923              111,000  CBL & Associates Properties           5,209
    635,200  Gramercy Capital                     22,950              452,700  Glimcher Realty Trust                12,793
  1,398,400  NorthStar Realty Finance             24,682              104,700  Macerich Co.                         10,002
                                              ----------              177,600  Pennsylvania REIT                     7,584
                                                  69,555              266,576  Simon Property Group                 30,494
COMMUNITY CENTERS (15.5%)                                                                                       ----------
    882,700  New Plan Excel Realty Trust          25,704                                                            66,082
    331,100  Ramco-Gershenson Properties                          SELF STORAGE (2.0%)
              Trust                               12,403              175,100  Extra Space Storage                   3,456 (E)
    619,603  Regency Centers                      53,967              119,700  Public Storage, Depositary Shares     3,198
    809,400  Tanger Factory Outlet Centers        32,862 (E)          131,500  Sovran Self Storage                   7,890
                                              ----------               61,200  U-Store-It Trust                      1,345
                                                 124,936                                                         ----------
DIVERSIFIED (13.8%)                                                                                                 15,889
    644,800  Colonial Properties Trust            31,692          TOTAL COMMON STOCKS
     25,100  Crescent Real Estate Equities           503          (COST $456,781)                                  846,599
    813,100  iStar Financial                      40,777 (OO)                                                     ----------
    629,800  Lexington Realty Trust               13,402 (E)      PREFERRED STOCKS (20.6%)
    305,600  Spirit Finance                        3,826
    167,100  Vornado Realty Trust                 20,445          APARTMENTS (2.8%)
                                              ----------              138,000  Apartment Investment &
                                                 110,645                        Management, Ser. T                   3,526
FINANCE (1.2%)                                                        377,800  Mid-America Apartment
     67,300  CBRE Realty Finance                   1,112                        Communities, Ser. H                  9,917
    307,400  Crystal River Capital                 8,484              151,300  Post Properties, Ser. A               9,372
                                              ----------                                                         ----------
                                                   9,596                                                            22,815
HEALTH CARE (16.6%)                                               COMMERCIAL SERVICES (0.5%)
    642,800  Health Care Property Investors       26,516              156,000  Anthracite Capital, Ser. C            4,072
    382,400  Health Care REIT                     17,900 (E)
     37,300  Healthcare Realty Trust               1,581          COMMUNITY CENTERS (1.8%)
    563,700  Nationwide Health Properties         18,782 (E)           66,000  Developers Diversified Realty,
    451,700  OMEGA Healthcare Investors            8,189                        Ser. I                               1,685
  1,312,900  Ventas, Inc.                         60,722               49,600  Ramco-Gershenson Properties
                                              ----------                        Trust, Ser. B                        1,307
                                                 133,690               85,500  Saul Centers, Ser. A                  2,226
INDUSTRIAL (6.6%)                                                     115,000  Tanger Factory Outlet Centers,
    628,000  EastGroup Properties                 34,377                        Ser. C                               2,941
    403,400  First Industrial Realty Trust        19,064               60,000  Urstadt Biddle Properties, Ser. C     6,525
                                              ----------                                                         ----------
                                                  53,441                                                            14,684
LODGING (0.2%)                                                    DIVERSIFIED (3.9%)
    114,700  Ashford Hospitality Trust             1,412               32,800  Colonial Properties Trust, Ser. E       833
                                                                      398,600  Crescent Real Estate Equities,
 OFFICE (17.3%)                                                                 Ser. B                              10,124
   3,248,800  American Financial Realty Trust      36,322             200,000  iStar Financial, Ser. E               5,160

 See Notes to Schedule of Investments


                                                                                      NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Realty Income Fund Inc. cont'd
------------------------------------------------------

NUMBER OF SHARES                               MARKET VALUE(+)    NUMBER OF SHARES                               MARKET VALUE(+)
                                              ($000'S OMITTED)                                                  ($000'S OMITTED)
    580,000  Lexington Corp. Properties Trust,                        65,822,301  Neuberger Berman Securities
              Ser. B                              14,773                          Lending Quality Fund, LLC          65,822 (++)
                                              ----------                                                         ----------
                                                  30,890          TOTAL SHORT-TERM INVESTMENTS
HEALTH CARE (2.4%)                                                (COST $71,954)                                     71,954 (#)
    685,000  Health Care REIT, Ser. D             17,617                                                         ----------
     59,000  LTC Properties, Ser. F                1,501
      1,000  Nationwide Health Properties            102          TOTAL INVESTMENTS (134.9%)
                                              ----------          (COST $688,719)                                 1,083,817 (##)
                                                  19,220
LODGING (2.6%)                                                    Liabilities, less cash, receivables and
    132,400  Eagle Hospitality Properties Trust,                    other assets [(6.5%)]                           (52,491)(@@)
              Ser. A                               3,347          Liquidation Value of Auction Preferred Shares
     81,900  Hersha Hospitality Trust, Ser. A      2,150            [(28.4%)]                                      (228,000)
     81,700  Hospitality Properties Trust,                                                                       ----------
              Ser. B                               2,101          TOTAL NET ASSETS APPLICABLE TO COMMON
     32,000  Host Hotels & Resorts, Ser. E           864          SHAREHOLDERS (100.0%)                          $  803,326
    123,000  LaSalle Hotel Properties, Ser. E      3,161
     40,000  Strategic Hotels & Resorts, Ser. A    1,010 (n)
    119,000  Strategic Hotels & Resorts, Ser. B    3,070
    208,400  Strategic Hotels & Resorts, Ser. C    5,458
                                              ----------
                                                  21,161
MANUFACTURED HOMES (0.3%)
     80,000  American Land Lease, Ser. A           2,012

OFFICE (1.9%)
     50,000  HRPT Properties Trust, Ser. B         1,270
    480,000  Parkway Properties, Ser. D           12,182
     53,200  SL Green Realty, Ser. D               1,378
                                              ----------
                                                  14,830
OFFICE - INDUSTRIAL (0.4%)
     70,000  Digital Realty Trust, Ser. A          1,810
     61,400  Digital Realty Trust, Ser. B          1,571
                                              ----------
                                                   3,381
REGIONAL MALLS (3.8%)
     40,000  CBL & Associates Properties,
              Ser. B                               2,022
     48,000  Glimcher Realty Trust, Ser. F         1,255
    108,500  Glimcher Realty Trust, Ser. G         2,783
    344,000  Mills Corp., Ser. E                   8,755
    225,300  Pennsylvania REIT, Ser. A            12,211
     72,900  Taubman Centers, Ser. G               1,946
     50,000  Taubman Centers, Ser. H               1,283
                                              ----------
                                                  30,255
SPECIALTY (0.2%)
     76,500  Entertainment Properties Trust,
              Ser. A                               1,944
TOTAL PREFERRED STOCKS
(COST $159,984)                                  165,264
                                              ----------
SHORT-TERM INVESTMENTS (8.9%)
  6,131,609  Neuberger Berman Prime Money
              Fund Trust Class                     6,132 (@)


See Notes to Schedule of Investments

                                   NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)

     NOTES TO SCHEDULE OF INVESTMENTS
     --------------------------------

(+) Investments in equity securities by Neuberger Berman Realty Income Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities, including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)  At cost, which approximates market value.

(##) At January 31, 2007, the cost of investments for U.S. federal income tax purposes was $688,719,000. Gross unrealized appreciation of investments was $397,455,000 and gross unrealized depreciation of investments was $2,357,000, resulting in net unrealized appreciation of $395,098,000, based on cost for U.S. federal income tax purposes.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(E)  All or a portion of this security is on loan.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At January 31, 2007, these securities amounted to $1,010,000 or 0.1% of net assets applicable to common shareholders.

(OO) All or a portion of this security is segregated as collateral for interest rate swap contracts.

NOTES TO SCHEDULE OF INVESTMENTS CONT'D
---------------------------------------


(@@) At January 31, 2007, the Fund had outstanding interest rate swap contracts as follows:

                                                            RATE TYPE
                                                   ---------------------------
                                                                     VARIABLE-
                                                    FIXED-RATE            RATE     ACCRUED NET
SWAP                                                  PAYMENTS        PAYMENTS        INTEREST       UNREALIZED
COUNTER              NOTIONAL       TERMINATION    MADE BY THE     RECEIVED BY      RECEIVABLE     APPRECIATION           TOTAL
PARTY                  AMOUNT              DATE           FUND      THE FUND(1)      (PAYABLE)   (DEPRECIATION)      FAIR VALUE
Citibank, N.A.    $83,000,000     June 26, 2007          2.22%            5.32%        $42,883       $1,043,258      $1,086,142
Citibank, N.A.     82,000,000     June 26, 2008          2.58%            5.32%         37,447        3,003,252       3,040,698
                                                                                    -------------------------------------------
                                                                                       $80,330       $4,046,510      $4,126,840


     (1) 30 day LIBOR (London Interbank Offered Rate) at January 24, 2007.



For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Realty Income Fund Inc.



By:/s/ Peter E. Sundman
   -------------------------
   Peter E. Sundman
   Chief Executive Officer

Date: March 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:/s/ Peter E. Sundman
   -------------------------
   Peter E. Sundman
   Chief Executive Officer

Date: March 28, 2007



By:/s/ John M. McGovern
   -------------------------
   John M. McGovern
   Treasurer and Principal Financial
   and Accounting Officer

Date: March 28, 2007